Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Working Capital And Other Items [Abstract]
Amount related to employee benefit plans	$ (90)	$ (88)